Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Total		Number of Common Shares [Member]	Share Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive (Loss) Income ("AOCI") [Member]	Accumulated Other Comprehensive (Loss) Income ("AOCI") [Member] Net Fair Value Gain (Loss) on Investments [Member]	Accumulated Other Comprehensive (Loss) Income ("AOCI") [Member] Net Actuarial Gain on Defined Benefit Plans [Member] [2]	Accumulated Other Comprehensive (Loss) Income ("AOCI") [Member] Loss on Currency Translation of Foreign Operations [Member]	Accumulated Other Comprehensive (Loss) Income ("AOCI") [Member] Other [Member]	Retained Earnings [Member]
Number of shares outstanding	608,535,477
Beginning balance at Dec. 31, 2018	$ 24,425	[1]		$ 16,740	$ 231	$ (291)	$ (7)	$ 0	$ (251)	$ (33)	$ 7,745
Net earnings	992	[1]	$ 0	0	0	0	0	0	0	0	992
Other comprehensive (loss) income	$ 36	[1]	$ 0	0	0	36	(25)	7	47	7	0	[1]
Shares repurchased (Note 23)	36,067,323		(36,067,323)
Shares repurchased (Note 23)	$ (1,878)	[1]		(992)	0	0	0	0	0	0	(886)
Dividends declared	(754)	[1]	$ 0	0	0	0	0	0	0	0	(754)
Effect of share-based compensation including issuance of common shares			474,655
Effect of share-based compensation including issuance of common shares	40	[1]		23	17	0	0	0	0	0	0
Transfer of net actuarial gain on defined benefit plans	0	[1]	$ 0	0	0	(7)	0	(7)	0	0	7
Transfer of net loss on sale of investment	0	[1]	0	0	0	3	3	0	0		(3)
Transfer of net loss on cash flow hedges	8	[1]	0	0	0	8	0	0	0	8	0
Ending balance at Dec. 31, 2019	$ 22,869	[1]		$ 15,771	248	(251)	(29)	0	(204)	(18)	7,101
Number of shares outstanding	572,942,809			572,942,809
Net earnings	$ 459	[1]	0	$ 0	0	0	0	0	0	0	459
Other comprehensive (loss) income	$ 194	[1]	$ 0	0	0	194	(7)	75	142	(16)	0
Shares repurchased (Note 23)	3,832,580		(3,832,580)
Shares repurchased (Note 23)	$ (160)	[1]		(105)	(55)	0	0	0	0	0	0
Dividends declared	(1,029)	[1]	$ 0	$ 0	0	0	0	0	0	0	(1,029)
Effect of share-based compensation including issuance of common shares			150,177	150,177
Effect of share-based compensation including issuance of common shares	19	[1]		$ 7	12	0	0	0	0	0	0
Transfer of net actuarial gain on defined benefit plans	0	[1]	$ 0	0	0	(75)	0	(75)	0	0	75
Transfer of net loss on cash flow hedges	13	[1]	$ 0	0	0	13	0	0	0	13	0
Ending balance at Dec. 31, 2020	$ 22,365	[1]		$ 15,673	$ 205	$ (119)	$ (36)	$ 0	$ (62)	$ (21)	$ 6,606
Number of shares outstanding	569,260,406			569,260,406

[1]	All equity transactions were attributable to common shareholders.
[2]	Any amounts incurred during a period we closed out to retain earnings at each period-end. Therefore, no balance exists at the beginning or end of period.